UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         March 31, 2003

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       September 24, 2003

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      4

Form 13F Information Table Value Total:      $62,985,962.00



List of Other Included Managers:





FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Amdocs LtD      Ord		 G02602103 13415 1010200Sh    Sole
1010200     0    0
Check Point Software Tech Lt        Ord	 M22465104 14473 1000200Sh    Sole
1000200     0    0
Nortel Networks Corp New        Com	 656568102 20318 9768200Sh    Sole
9768200     0    0
Telefonos de Mexico S A         Spon ADR Ord L		 879403780 14780 497300Sh    Sole
497300     0    0

